Condensed Consolidated Statements of Cash Flows - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2021	Mar. 31, 2020
Cash flows from operating activities:
Net loss	$ (65,101)	$ (18,367)
Adjustments to reconcile net loss to net cash used in operating activities
Depreciation and amortization	2,463	1,789
Loss on sale and impairment of long-lived assets	68	167
Loss (gain) on extinguishment of debt		247
Loss on remeasurement of debt		454
Loss on remeasurement of warrants	15,910	1,079
Loss (gain) on remeasurement of contingent consideration	(355)	(80)
Loss on remeasurement of earnout liability	18,770
Stock-based compensation	16,835	672
Interest expense (non-cash)	311	1,089
Other	(225)
Change in operating assets and liabilities, net of acquisitions and divestitures
Accounts receivable	(846)	559
Prepaid expenses and other current assets	441	281
Long-term insurance commissions receivable	(1,383)	(174)
Accounts payable	(8,090)	1,414
Accrued expenses and other current liabilities	2,625	1,651
Deferred revenue	(1,362)	136
Refundable customer deposits	(837)	(880)
Contingent consideration - business combination	(1,663)
Other	(496)	158
Net cash used in operating activities	(22,935)	(9,638)
Cash flows from investing activities:
Purchases of property and equipment	(34)	(84)
Capitalized internal use software development costs	(798)	(890)
Acquisitions, net of cash acquired	(22,882)
Net cash used in investing activities	(23,714)	(974)
Cash flows from financing activities:
Proceeds from debt issuance, net of fees		1,940
Repayments of principal and related fees	(150)	(401)
Proceeds from issuance of redeemable convertible preferred stock, net of fees		4,714
Proceeds from exercises of warrants	89,771
Proceeds from exercises of stock options	355	1
Income tax withholdings paid upon vesting of restricted stock units	(16,997)
Settlement of contingent consideration related to a business combination	(400)
Net cash provided by financing activities	72,579	6,254
Change in cash, cash equivalents, and restricted cash	25,930	(4,358)
Cash, cash equivalents, and restricted cash, beginning of period	207,453	7,179
Cash, cash equivalents, and restricted cash end of period	233,383	2,821
Supplemental disclosures
Conversion of debt to redeemable convertible preferred stock (non-cash)		1,436
Cash paid for interest	903	1,770
Proceeds receivable from exercises of warrants	3,237
Reduction of earnout liability due to a vesting event	25,815
Non-cash consideration for acquisitions	2,906
As Filed
Adjustments to reconcile net loss to net cash used in operating activities
Other		167
Cash flows from financing activities:
Cash, cash equivalents, and restricted cash, beginning of period	$ 207,453	$ 7,179